Financial Instruments (Schedule of Forward and SWAP Contracts) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Interest Swap transaction	€ 66,092	€ 44,864
Interest swap contract [Member] | Semi-annually [Member]
Disclosure of detailed information about hedges [line items]
Currency linkage interest rate receivable	Euribor 6 months
Currency linkage interest rate payable	Fixed 2.53%
Date of expiration	June 30, 2027
Fair value	€ (236)
Interest swap transaction period	15 years
Interest swap contract [Member] | Semi-annually [Member] | Euro [Member]
Disclosure of detailed information about hedges [line items]
Interest Swap transaction	€ 3,750
Interest rate swap contract [Member] | Semi-annually [Member]
Disclosure of detailed information about hedges [line items]
Currency linkage interest rate receivable	Euribor 6 months
Currency linkage interest rate payable	Fixed 0.71%
Date of expiration	December 31, 2027
Fair value	€ (396)
Interest swap transaction period	10 years
Interest rate swap contract [Member] | Semi-annually [Member] | Euro [Member]
Disclosure of detailed information about hedges [line items]
Interest Swap transaction	€ 25,000
Forward contract [Member]
Disclosure of detailed information about hedges [line items]
Currency linkage interest rate payable	weighted average rate of approximately 1.18
Date of expiration	November 2021
Forward contract [Member] | Euro [Member]
Disclosure of detailed information about hedges [line items]
Fair value	€ (977)
Interest Swap transaction	€ 18,000
Currency swap [Member]
Disclosure of detailed information about hedges [line items]
Currency linkage interest rate receivable	NIS
Currency linkage interest rate payable	Euro
Date of expiration	June 30, 2024
Fair value	€ (2,117)
Interest swap transaction period	7 years
Currency swap [Member] | NIS [Member]
Disclosure of detailed information about hedges [line items]
Interest Swap transaction	€ 83,200